Leases - Operating Leases (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2028	Aug. 31, 2027	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2024	Mar. 31, 2023	Jun. 24, 2022	Jun. 01, 2022	Mar. 31, 2022	Mar. 31, 2021
Leases
Operating lease expense	$ 3,733	$ 3,733
Operating right-of-use assets
Right-of-use, net	691,684	691,684
Operating lease liabilities
Office Lease	694,417	694,417
Less: current portion	(222,910)	(222,910)
Right-of-use liability - operating, less current portion (related party portion $163,658 and zero as of June 30, 2024, and December 31, 2023, respectively)	471,507	471,507
Future minimum rent payments under the operating lease
Year ending December 31, 2024	248,520	248,520
Year ending December 31, 2025	251,440	251,440
Year ending December 31, 2026	135,400	135,400
Year ending December 31, 2027	82,880	82,880
Total future minimum lease payments	917,800	917,800
Less imputed interest	(223,383)	(223,383)
Office Lease	$ 694,417	$ 694,417
iDoc
Leases
Incremental borrowing rate			5.00%
Operating lease expense			$ 243,525	$ 256,029
Operating right-of-use assets
Office Lease			1,216,055	1,130,642
Less accumulated amortization			(337,743)	(344,514)
Right-of-use, net			878,312	786,128
Operating lease liabilities
Office Lease			886,602	786,128
Less: current portion			(222,325)	(194,834)
Right-of-use liability - operating, less current portion (related party portion $163,658 and zero as of June 30, 2024, and December 31, 2023, respectively)			664,277	591,294
Future minimum rent payments under the operating lease
Year ending December 31, 2024			241,850
Year ending December 31, 2025			236,520
Year ending December 31, 2026			239,440
Year ending December 31, 2027			132,400
Year ending December 31, 2028			82,880
Total future minimum lease payments			933,090
Less imputed interest			(46,488)
Office Lease			$ 886,602	$ 786,128
Massachusetts Lease | iDoc
Leases
Monthly lease payments					$ 10,360	$ 10,120	$ 9,870	$ 9,630	$ 9,380
Texas Lease | iDoc
Leases
Monthly lease payments												$ 10,000
Georgia Lease | iDoc
Leases
Monthly lease payments											$ 4,097	$ 6,000
Colorado Lease | iDoc
Leases
Monthly lease payments										$ 5,024			$ 4,851	$ 4,678